Employee Benefit Plan, Schedule, Reportable Transaction - EBP 001 - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
EBP, Schedule of Reportable Transaction [Line Items]
Transfer to (from) Plan	TRANSFER OF EXCESS PENSION ASSETS AND SUSPENSE ACCOUNT
During 2025, the Company terminated the Franklin Electric Co, Inc. Pension Plan (the "Pension Plan"), a defined benefit pension plan. As the Pension Plan was over-funded at termination, the excess Pension Plan assets of $9.7 million were transferred into the Plan as part of a qualified replacement plan transfer.

The transferred assets are maintained in a suspense account within the Plan and are being used to fund future employer service-based contributions to eligible participant accounts. Amounts allocated from the suspense account are treated as employer contributions when credited to participant accounts.
The balance of the suspense account in which the excess funds were held for the year ended December 31, 2025 was $9.7 million. The Company's service-based contributions for the year 2025 were funded to participant accounts in February 2026 by the use of $5.6 million of the suspense account.

EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 9,700	$ 9,747
EBP, Suspense Account, Fair Value		9,700
EBP, Suspense Account, Decrease from Employer Contribution		$ 5,600